CONDENSED CONSOLIDATED BALANCE SHEETS (Q3) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 798			$ 2,118				$ 61,094
Insurance receivable	408			100				4,000
Prepaids and other current assets	4,187			8,513				10,173
Total current assets	5,393			10,731				76,274
Property, machinery and equipment, net	2,369			3,252				4,016
Intangible assets, net	265			341				337
Operating lease right-of-use asset	4,488			5,350				6,441
Restricted cash, non-current	500			373				312
Other non-current assets	1,090			602				4,712
Total assets	14,105			20,649				92,423
Current liabilities:
Accounts payable	5,677			2,805				2,239
Accrued liabilities	3,629			4,754				8,026
Loan payable, current	2,337			2,273				11,627
Contract liabilities, current	495			0				1,654
Operating lease liability, current	1,358			1,268				1,153
Stock repurchase liability				0				10,000
Litigation settlement contingency	526			0				8,500
Other current liabilities	4			9				27
Total current liabilities	14,026			11,109				43,226
Contract liabilities, non-current	1,143			998				1,026
Loan Payable, non-current				0				2,404
Warrant liability	3			3				564
Operating lease liability, non-current	3,829			4,863				6,131
Other non-current liabilities	508			489				465
Total non-current liabilities	5,483			6,353				10,590
Total liabilities	19,509			17,462				53,816
Commitments and Contingencies (Note 12)
Stockholders' equity (deficit):
Preferred stock, $0.00001 par value; 20,000,000 shares authorized and 0 issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	0			0				0
Additional paid-in capital	390,730			376,234				342,734
Accumulated deficit	(396,134)			(373,047)				(304,127)
Total stockholders' equity (deficit)	(5,404)	$ (1,796)	$ 3,485	3,187	$ 4,292	$ 12,757	$ 28,946	38,607	$ 131,888
Total liabilities and stockholders' equity (deficit)	14,105			20,649				92,423
Common Class A
Stockholders' equity (deficit):
Common stock, value	0			0				0
Common Class B
Stockholders' equity (deficit):
Common stock, value	$ 0			$ 0				$ 0